MET INVESTORS SERIES TRUST

                    Cyclical Growth and Income ETF Portfolio
                          Cyclical Growth ETF Portfolio

                        SUPPLEMENT DATED JUNE 12, 2008 TO
                        PROSPECTUSES DATED APRIL 28, 2008

     This Supplement is made as of June 12, 2008 to the Prospectuses of Met Investors Series Trust (the "Trust") dated April 28, 2008.

I.  Cyclical Growth and Income ETF Portfolio

     Effective   May  23,   2008,   Mr.   Stuart   Freeman   is   Chief   Equity
Strategist--Gallatin and member of the A.G. Edwards Investment Strategy Committee, the Gallatin Allocation Advisors Investment Committee and the Gallatin Investment Strategy Committee. Mr. Freeman is responsible for the Cyclical Growth and Income ETF Portfolio's sector weightings recommendations. Since 2005, Mr. Freeman has been Vice President, Chief Equity Strategist--Gallatin and a member of the Gallatin Investment Strategy Committee; since 1995, Mr. Freeman has been a member of the A.G. Edwards Investment Strategy Committee.

     Effective May 23, 2008, Ms. Sandy Pourcillie, CFA, Vice President of Gallatin Asset Management, Inc., is a member of the Gallatin Investment Strategy Committee and has been named as Portfolio Manager responsible for implementation of portfolio strategies for the Cyclical Growth and Income ETF Portfolio. Ms. Pourcillie joined the Gallatin investment team in 1997.

     Mark Keller, Daniel T. Winter and David B. Miyazaki are removed effective immediately.

     The information appearing under the heading "Management--The Adviser" in the Trust's Prospectuses regarding the portfolio managers to the Cyclical Growth and Income ETF Portfolio is revised accordingly.

II.  Cyclical Growth ETF Portfolio

     Effective   May  23,   2008,   Mr.   Stuart   Freeman   is   Chief   Equity
Strategist--Gallatin and a member of the A.G. Edwards Investment Strategy Committee, the Gallatin Allocation Advisors Investment Committee and the Gallatin Investment Strategy Committee. Mr. Freeman is responsible for the Cyclical Growth ETF Portfolio's sector weightings recommendations. Since 2005, Mr. Freeman has been Vice President, Chief Equity Strategist--Gallatin and a member of the Gallatin Investment Strategy Committee; since 1995, Mr. Freeman has been a member of the A.G. Edwards Investment Strategy Committee.

     Effective May 23, 2008, Ms. Sandy Pourcillie, CFA, Vice President of Gallatin Asset Management, Inc., is a member of the Gallatin Investment Strategy Committee and has been named as Portfolio Manager responsible for implementation of portfolio strategies for the Cyclical Growth ETF Portfolio. Ms. Pourcillie joined Gallatin Asset Management, Inc. in 1997.

     Mark A. Keller, Daniel T. Winter and David B. Miyazaki are removed effective immediately.

     The information appearing under the heading "Management--The Adviser" in the Trust's Prospectuses regarding the portfolio managers to the Cyclical Growth ETF Portfolio is revised accordingly.